Investments	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Income Statement
Net investment income. The following table summarizes investment income for the twelve months ended December 31, 2023, 2022 and 2021:

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Fixed income securities — Available for sale	$115.7	$95.6	$87.2
Fixed income securities — Trading	98.9	57.0	30.2
Short-term investments — Available for sale	5.3	0.6	0.1
Short-term investments — Trading	0.3	0.1	—
Fixed term deposits (included in cash and cash equivalents)	39.9	6.6	0.7
Catastrophe bonds — Trading	0.2	0.3	0.9
Privately-held investments — Available for sale	0.1	—	—
Privately-held investments — Trading	44.7	24.3	18.2
Other investments, at fair value (1)	(17.8)	13.9	21.9
Total	287.3	198.4	159.2
Investment expenses	(11.6)	(10.3)	(11.7)
Net investment income	$275.7	$188.1	$147.5
________________
(1)Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investments in the period.
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2023, 2022 and 2021:

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$1.6	$2.9	$22.7
Fixed income securities — gross realized (losses)	(41.5)	(58.4)	(3.6)
Short-term investments — gross realized gains	0.6	1.0	2.0
Short-term investments — gross realized (losses)	(0.9)	(0.5)	(0.8)
Net change in expected credit gains/(losses)	4.8	(5.0)	(2.5)
Trading:
Fixed income securities — gross realized gains	1.0	0.2	12.2
Fixed income securities — gross realized (losses)	(3.5)	(1.8)	(2.0)
Short-term investments — gross realized gains	0.1	—	0.1
Short-term investments — gross realized (losses)	(0.3)	—	(0.3)
Privately-held investments — gross realized gains	0.8	0.7	0.6
Privately-held investments — gross realized (losses)	—	(0.1)	(13.8)
Privately-held investments — net unrealized (losses)/gains	(15.2)	(2.5)	18.1
Catastrophe bonds — net unrealized gains/(losses)	0.1	0.2	(0.8)
Fixed income securities — net unrealized gains/(losses)	65.9	(113.9)	(23.4)

Investments — equity method:
Gross realized and unrealized gains in MVI	0.2	—	0.1
Gross unrealized gains/(losses) in Multi-Line Reinsurer	0.8	(0.4)	0.2
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	$14.5	$(177.6)	$8.8

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$126.2	$(391.7)	$(157.6)
Income tax (expense)/benefit	(20.6)	23.9	(0.3)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$105.6	$(367.8)	$(157.9)
Balance Sheet
Fixed Income Securities, Short-Term Investments and Privately-Held Investments — Available For Sale. The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities, short-term investments and privately-held investments as at December 31, 2023 and December 31, 2022:

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses (1)	Fair Market Value
	($ in millions)
Fixed Income Securities — Available for sale
U.S. government	$1,224.9	$4.4	$(26.7)	$—	$1,202.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	133.6	—	(5.0)	(0.5)	128.1
Corporate	2,051.1	12.1	(101.5)	(2.4)	1,959.3
Non-U.S. government-backed corporate	106.5	0.1	(5.9)	—	100.7
Non-U.S. government	279.9	0.6	(6.7)	—	273.8
Agency commercial mortgage-backed	6.6	—	(0.8)	—	5.8
Agency residential mortgage-backed	519.9	0.1	(74.9)	—	445.1
Total fixed income securities — Available for sale	4,330.0	17.3	(221.8)	(2.9)	4,122.6
Short-term investments — Available for sale	93.6	—	—	—	93.6
Privately-held investments — Available for sale
Asset-backed securities	14.7	0.2	—	—	14.9
Total Investments — Available for sale	$4,438.3	$17.5	$(221.8)	$(2.9)	$4,231.1
________________
(1)For more information on the allowance for expected credit losses, refer to Note 25, “Allowance for Expected Credit Losses”.

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Available for sale
U.S. government	$1,003.7	$—	$(50.7)	$—	$953.0
U.S. agency	9.2	—	(0.4)	—	8.8
Municipal	159.9	—	(9.4)	(1.0)	149.5
Corporate	2,016.9	3.5	(169.1)	(6.3)	1,845.0
Non-U.S. government-backed corporate	119.4	—	(8.8)	(0.2)	110.4
Non-U.S. government	225.2	0.1	(11.5)	(0.2)	213.6
Non-agency commercial mortgage-backed	6.6	—	(1.0)	—	5.6
Agency mortgage-backed	590.4	—	(87.7)	—	502.7
Total fixed income securities — Available for sale	4,131.3	3.6	(338.6)	(7.7)	3,788.6
Short-term investments — Available for sale	52.4	—	(0.4)	—	52.0
Total Investments — Available for sale	$4,183.7	$3.6	$(339.0)	$(7.7)	$3,840.6
Fixed Income Securities, Short-Term Investments, Equities, Catastrophe Bonds and Privately-Held Investments — Trading. The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, catastrophe bonds and privately-held investments as at December 31, 2023 and December 31, 2022:

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$248.7	$0.5	$(3.7)	$245.5
Municipal	3.3	—	(0.2)	3.1
Corporate	178.8	0.7	(8.0)	171.5
High yield loans	90.8	1.3	—	92.1
Non-U.S. government-backed corporate	8.6	—	(0.3)	8.3
Non-U.S. government	35.8	0.1	(1.1)	34.8
Asset-backed	936.0	2.1	(29.9)	908.2
Agency mortgage-backed	25.0	—	(2.8)	22.2
Total fixed income securities — Trading	1,527.0	4.7	(46.0)	1,485.7
Short-term investments — Trading	2.1	—	—	2.1
Catastrophe bonds — Trading	1.6	—	—	1.6
Privately-held investments — Trading
Commercial mortgage loans	293.2	1.0	(19.3)	274.9
Middle market loans and other private debt	85.9	—	(1.1)	84.8
Asset-backed securities	83.1	0.4	(0.6)	82.9
Global corporate securities	14.7	—	(0.3)	14.4
Short-term investments	18.0	—	—	18.0
Total privately-held investments — Trading	494.9	1.4	(21.3)	475.0
Total Investments — Trading	$2,025.6	$6.1	$(67.3)	$1,964.4

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$267.9	$—	$(6.3)	$261.6
Municipal	3.9	—	(0.3)	3.6
Corporate	175.3	0.3	(13.5)	162.1
High yield loans	90.2	0.2	(2.1)	88.3
Non-U.S. government-backed corporate	12.2	—	(0.6)	11.6
Non-U.S. government	32.2	—	(1.8)	30.4
Asset-backed	970.3	0.2	(74.0)	896.5
Agency mortgage-backed	24.7	—	(3.3)	21.4
Total fixed income securities — Trading	1,576.7	0.7	(101.9)	1,475.5
Short-term investments — Trading	6.3	—	—	6.3
Catastrophe bonds — Trading	5.1	—	(2.2)	2.9
Privately-held investments — Trading
Commercial mortgage loans	312.6	0.6	(1.1)	312.1
Middle market loans and other private debt	109.0	—	(2.1)	106.9
Asset-backed securities	68.8	—	(2.0)	66.8
Global corporate securities	15.1	—	(0.1)	15.0
Equity securities	6.6	—	—	6.6
Short-term investments	25.6	—	—	25.6
Total privately-held investments — Trading	537.7	0.6	(5.3)	533.0
Total Investments — Trading	$2,125.8	$1.3	$(109.4)	$2,017.7
Catastrophe bonds. The Company has invested in catastrophe bonds with a total value of $1.6 million as at December 31, 2023 (December 31, 2022 — $2.9 million). The bonds are either zero-coupon notes or receive quarterly interest payments based on variable interest rates with scheduled maturities ranging from 2024 to 2026. The redemption value of the bonds will adjust based on the occurrence or aggregate occurrence of a covered event, such as windstorms and earthquakes in the United States, Canada, the North Atlantic, South America, Europe, Japan or Australia.
Privately-held investments. The Company has invested in privately-held investments, which primarily include commercial mortgage loans of $274.9 million and middle market loans and other private debt of $84.8 million as at December 31, 2023 (December 31, 2022 — commercial mortgage loans of $312.1 million; middle market loans and other private debt of $106.9 million). Privately-held investments also includes investments in asset-backed securities, global corporate securities, and other short term investments.
Commercial Mortgage Loans. The commercial mortgage loans are related to investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, property type, and security to determine that properties are performing at a consistent and acceptable level to secure the related debt.
Middle Market Loans and Other Private Debt. The middle market loans are investments in senior secured loan positions with full covenants, focused on the middle market in both U.S., Europe and the Caribbean. The other private debt consists of debt securities issued to private investment funds. The middle market loan and other private debt portfolio is diversified by industry type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, industry and security to determine that loans are performing at a consistent and acceptable level to secure the related debt.
Asset-backed securities. Asset-backed securities represent interests in underlying pools of diversified referenced assets that are collateralized and backed by future cash flows and these securities are performing.
Global corporate securities. The global corporates portfolio consists of debt securities with a non-U.S. debt issuer.
Investments — Equity Method. In January 2015, the Company, along with seven other insurance companies, established a micro-insurance venture consortium and micro-insurance incubator (“MVI”) domiciled in Bermuda. The MVI is a social impact organization that provides micro-insurance products to assist global emerging consumers. In March 2021, the Company committed an additional $0.8 million equity contribution to MVI over a 2 year period and paid $0.4 million in the period ending December 31, 2022.
On January 1, 2017, the Company purchased through its wholly-owned subsidiary, Aspen U.S. Holdings, Inc. (“Aspen U.S. Holdings”), a 49% share of Digital Risk Resources, LLC (“Digital Re”), a U.S.-based enterprise engaged in the business of developing, marketing and servicing turnkey information security and privacy liability insurance products for a total consideration of $2.3 million. The investment is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses.
On December 23, 2019, the Company committed $5.0 million as an equity investment in the holding company of a multi-line reinsurer. The strategy for the multi-line reinsurer is to combine a diversified reinsurance business, focused primarily on long-tailed lines of property and casualty business and, potentially to a lesser extent, life business, with a diversified investment strategy. During the period ending December 31, 2023, $0.4 million (December 31, 2022 — $1.6 million) of capital was invested in the multi-line reinsurer.
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the twelve months ended December 31, 2023 and 2022:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2023	$0.8	$5.2	$0.2	$6.2
Investment in the period	—	0.4	—	0.4
Distribution received	—	—	—	—
Unrealized gain for the twelve months to December 31, 2023	0.2	0.8	—	1.0
Closing value of investment as at December 31, 2023	1.0	6.4	0.2	7.6

Opening undistributed value of investment as at January 1, 2022	$0.5	$3.2	$0.2	$3.9
Investment in the period	0.4	1.6	—	2.0
Distribution received	—	—	—	—
Unrealized (loss)/gain for the twelve months to December 31, 2022	(0.1)	0.4	—	0.3
Closing value of investments at December 31, 2022	$0.8	$5.2	$0.2	$6.2
Other Investments. On December 20, 2017, the Company committed to, and during 2018 invested $100.0 million as a limited partner to a real estate fund, classified as other investments. As at December 31, 2023, the current fair value of the fund is $117.1 million (2022 — $134.6 million).
During 2020, the Company committed $10.5 million as a limited partner to a related party managed lending fund. The partnership was established to provide direct lending to large corporate borrowers. On April 1, 2021, the Company committed an additional $2.8 million to the fund. As at December 31, 2023, the current fair value of the fund is $15.9 million (2022 — $12.7 million) and the unfunded commitment is $1.1 million.
On April 1, 2021, the Company established pledge accounts with its custodian bank for the ability to obtain liquidity and funding services provided by a U.S. co-operative bank, which provides liquidity and funding to its insurance member institutions. As at December 31, 2023, the fair value of the Company’s member shares in the bank is $1.7 million (2022 — $1.3 million).
On September 30, 2021, the Company committed $20.0 million as a limited partner to a third-party managed real estate fund. The Partnership was established to make equity and equity related investments in multifamily and other commercial real estate properties located in the United States and its territories, with the goal of generating superior risk-adjusted returns. The Partnership seeks to acquire commercial real estate assets including real estate assets (or interests therein) that may have management or operational problems and require improvements or lack sufficient capital, including mortgage loans and development or redevelopment properties. On April 1, 2022, the Company committed an additional $10.0 million to the fund. As at December 31, 2023, the current fair value of the fund is $39.8 million (2022 — $40.6 million) and the unfunded commitment is $2.2 million.
On April 1, 2022, the Company committed $30.0 million as a limited partner to a related party managed real estate fund. The Partnership was established to pursue investment opportunities to acquire, recapitalize, restructure and reposition real estate assets, portfolios and companies primarily in the United States. As at December 31, 2023, the current fair value of the fund is $23.9 million (2022 — $25.3 million)and the unfunded commitment is $4.1 million.
On May 5, 2022, the Company committed $15.0 million as a limited partner to a third-party managed infrastructure fund. The Partnership was established to make investments in value added infrastructure investments in environmental services, transportation, communications and digital, energy/energy transition and other infrastructure sectors primarily in North America. As at December 31, 2023, the current fair value of the fund is $10.8 million (2022 — $8.2 million) and the unfunded commitment is $4.0 million.
On August 31, 2023, the Company committed £7.0 million as a limited partner to a third-party managed debt fund. The fund will focus on three core sectors - health and social care, affordable housing, and social infrastructure. The fund will invest across the U.K., focusing on areas of poverty and deprivation. The fund provides fixed-rate loans typically backed by property assets. Borrowers will be established, socially impactful organizations, with a history of profitable revenue generation. As at December 31, 2023, the current fair value of the fund is $0.1 million (2022 — $Nil) and the unfunded commitment is £6.9 million.
As at December 31, 2023, the aggregate current fair value of the investment funds described above is $209.3 million (2022 — $221.3 million).
For further information on the investment funds, refer to Note 21(a) in these consolidated financial statements, “Commitments and Contingent Liabilities.”
Fixed Income Securities, Short-Term Investments and Privately-Held Investments — Available for sale. The scheduled maturity distribution of the Company’s available for sale securities as at December 31, 2023 and December 31, 2022 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2023
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$512.0	$505.8
Due after one year through five years	2,889.0	2,818.9
Due after five years through ten years	495.1	440.3
Due after ten years	15.7	15.2
	3,911.8	3,780.2
Agency commercial mortgage-backed	6.6	5.8
Agency residential mortgage-backed	519.9	445.1
Total Investments — Available for sale	$4,438.3	$4,231.1

	At December 31, 2022
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$231.5	$228.0
Due after one year through five years	2,526.9	2,385.7
Due after five years through ten years	815.1	707.7
Due after ten years	13.2	10.9
	3,586.7	3,332.3
Non-agency commercial mortgage-backed	6.6	5.6
Agency mortgage-backed	590.4	502.7
Total Investments — Available for sale	$4,183.7	$3,840.6
Guaranteed Investments. As at December 31, 2023 and December 31, 2022, the Company held no investments which are guaranteed by mono-line insurers, excluding those with explicit government guarantees. The Company’s exposure to other third-party guaranteed debt is primarily to investments backed by non-U.S. government guaranteed issuers.
Gross unrealized losses, available for sale. The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2023 and December 31, 2022:

	December 31, 2023
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$105.5	$(0.5)	$673.3	$(26.2)	$778.8	$(26.7)	74
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	11.1	(1.0)	117.0	(4.0)	128.1	(5.0)	54
Corporate	46.7	(0.4)	1,287.2	(101.1)	1,333.9	(101.5)	558
Non-U.S. government-backed corporate	0.2	—	95.5	(5.9)	95.7	(5.9)	12
Non-U.S. government	32.9	(0.2)	180.1	(6.5)	213.0	(6.7)	53
Agency commercial mortgage-backed	—	—	5.8	(0.8)	5.8	(0.8)	1
Agency residential mortgage-backed	0.1	—	435.9	(74.9)	436.0	(74.9)	197
Total	$196.5	$(2.1)	$2,802.0	$(219.7)	$2,998.5	$(221.8)	950

	December 31, 2022
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$741.1	$(30.6)	$203.4	$(20.1)	$944.5	$(50.7)	118
U.S. agency	7.1	(0.4)	1.7	—	8.8	(0.4)	5
Municipal	133.1	(7.1)	16.4	(2.3)	149.5	(9.4)	59
Corporate	1,104.7	(77.6)	568.2	(91.5)	1,672.9	(169.1)	701
Non-U.S. government-backed corporate	11.3	(0.5)	99.0	(8.3)	110.3	(8.8)	16
Non-U.S. government	63.8	(2.9)	135.9	(8.6)	199.7	(11.5)	45
Non-agency commercial mortgage-backed securities	5.6	(1.0)	—	—	5.6	(1.0)	1
Agency mortgage-backed	202.8	(24.9)	299.1	(62.8)	501.9	(87.7)	220
Total fixed income securities — Available for sale	2,269.5	(145.0)	1,323.7	(193.6)	3,593.2	(338.6)	1,165
Total short-term investments — Available for sale	51.9	(0.4)	—	—	51.9	(0.4)	1
Total	$2,321.4	$(145.4)	$1,323.7	$(193.6)	$3,645.1	$(339.0)	1,166
At December 31, 2023, 950 available for sale securities were in an unrealized loss position of $221.8 million, of which $1.2 million was related to securities below investment grade or not rated.
The unrealized losses of $221.8 million were due to non-credit factors and are expected to be recovered as the related securities approach maturity. The Company does not intend to sell the securities in an unrealized loss position and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.
Investments
Income Statement
Net Investment Income.  The following table summarizes investment income for the three and nine months ended September 30, 2024 and 2023:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	($ in millions)		($ in millions)
Fixed income securities, available for sale	$40.7	$28.8	$117.0	$84.5
Fixed income securities, trading	21.5	25.6	69.3	73.4
Short-term investments, available for sale	0.7	2.2	2.5	3.8
Short-term investments, trading	—	0.2	0.1	0.3
Fixed term deposits (included in cash and cash equivalents)	12.1	9.8	33.2	27.1
Catastrophe bonds, trading	—	0.3	—	1.4
Privately-held investments, available for sale	0.3	—	0.7	—
Privately-held investments, trading	8.7	11.4	29.7	32.9
Other investments, at fair value (1)	(2.3)	0.7	(4.4)	(9.7)
Total	81.7	79.0	248.1	213.7
Investment expenses	(2.1)	(1.1)	(9.2)	(6.4)
Net investment income	$79.6	$77.9	$238.9	$207.3
________________
(1)Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investments in the period.
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the three and nine months ended September 30, 2024 and 2023:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	($ in millions)		($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$1.0	$—	$1.4	$0.4
Fixed income securities — gross realized (losses)	(10.9)	(8.6)	(36.1)	(15.6)
Short-term investments — gross realized gains	0.5	—	0.7	0.1
Short-term investments — gross realized (losses)	—	—	(1.4)	(0.3)
Net change in expected credit gains	0.5	0.3	0.9	4.0
Trading:
Fixed income securities — gross realized gains	—	—	1.0	0.3
Fixed income securities — gross realized (losses)	(0.2)	(0.5)	(9.5)	(1.5)
Fixed income securities — net unrealized gains	19.6	10.4	43.7	41.4
Short-term investments — gross realized gains	—	—	—	0.1
Short-term investments — gross realized (losses)	—	—	(0.2)	(0.2)
Privately-held investments — gross realized gains	0.1	0.2	0.6	0.3
Privately-held investments — gross realized (losses)	(14.3)	—	(14.6)	—
Privately-held investments — net unrealized gains/(losses)	9.5	(4.1)	(8.0)	(13.1)
Catastrophe bonds — net unrealized gains/(losses)	—	0.1	—	(0.5)

Investments, equity method:
Net change in realized and unrealized gains in Multi-Line Reinsurer	0.3	0.4	0.5	0.8
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	$6.1	$(1.8)	$(21.0)	$16.2

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$120.7	$(45.0)	$103.6	$(32.7)
Income tax (expense)	(15.1)	(0.2)	(13.1)	(1.8)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$105.6	$(45.2)	$90.5	$(34.5)
Balance Sheet
Fixed Income Securities, Short-term Investments and Privately-held Investments — Available for Sale.  The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities, short-term investments and privately-held investments as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,329.2	$11.0	$(13.8)	$—	$1,326.4
U.S. agency	7.5	—	(0.1)	—	7.4
Municipal	81.2	0.1	(1.6)	(0.3)	79.4
Corporate	1,999.9	24.5	(58.5)	(1.7)	1,964.2
Non-U.S. government-backed corporate	146.1	1.2	(3.1)	—	144.2
Non-U.S. government	273.0	2.1	(2.2)	—	272.9
Asset-backed	198.9	1.4	(0.2)	—	200.1
Agency commercial mortgage-backed	5.0	—	(0.5)	—	4.5
Agency residential mortgage-backed	616.6	3.6	(63.5)	—	556.7
Total fixed income securities, available for sale	4,657.4	43.9	(143.5)	(2.0)	4,555.8
Short-term investments, available for sale	66.5	—	—	—	66.5
Privately-held investments, available for sale
Asset-backed securities	25.1	0.2	—	—	25.3
Total investments, available for sale	$4,749.0	$44.1	$(143.5)	$(2.0)	$4,647.6

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,224.9	$4.4	$(26.7)	$—	$1,202.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	133.6	—	(5.0)	(0.5)	128.1
Corporate	2,051.1	12.1	(101.5)	(2.4)	1,959.3
Non-U.S. government-backed corporate	106.5	0.1	(5.9)	—	100.7
Non-U.S. government	279.9	0.6	(6.7)	—	273.8
Agency commercial mortgage-backed	6.6	—	(0.8)	—	5.8
Agency residential mortgage-backed	519.9	0.1	(74.9)	—	445.1
Total fixed income securities, available for sale	4,330.0	17.3	(221.8)	(2.9)	4,122.6
Short-term investments, available for sale	93.6	—	—	—	93.6
Privately-held investments, available for sale
Asset-backed securities	14.7	0.2	—	—	14.9
Total investments, available for sale	$4,438.3	$17.5	$(221.8)	$(2.9)	$4,231.1
Fixed Income Securities, Short-term Investments, Catastrophe Bonds and Privately-held Investments — Trading.  The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, catastrophe bonds and privately-held investments as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed income securities, trading
U.S. government	$262.4	$5.9	$(1.2)	$267.1
Municipal	2.1	—	(0.1)	2.0
Corporate	155.0	1.6	(4.0)	152.6
High yield loans	106.7	0.6	(0.3)	107.0
Non-U.S. government-backed corporate	6.4	—	(0.1)	6.3
Non-U.S. government	24.2	0.2	(0.2)	24.2
Asset-backed	688.5	4.1	(3.9)	688.7
Agency mortgage-backed	35.2	0.5	(2.3)	33.4
Total fixed income securities, trading	1,280.5	12.9	(12.1)	1,281.3
Short-term investments, trading	3.2	—	—	3.2
Catastrophe bonds, trading	1.0	—	—	1.0
Privately-held investments, trading
Commercial mortgage loans	161.4	0.7	(28.4)	133.7
Middle market loans and other private debt	64.4	0.1	(0.5)	64.0
Asset-backed securities	129.0	0.5	(0.3)	129.2
Global corporate securities	14.4	—	(0.1)	14.3
Total privately-held investments, trading	369.2	1.3	(29.3)	341.2
Total investments, trading	$1,653.9	$14.2	$(41.4)	$1,626.7

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed income securities, trading
U.S. government	$248.7	$0.5	$(3.7)	$245.5
Municipal	3.3	—	(0.2)	3.1
Corporate	178.8	0.7	(8.0)	171.5
High yield loans	90.8	1.3	—	92.1
Non-U.S. government-backed corporate	8.6	—	(0.3)	8.3
Non-U.S. government	35.8	0.1	(1.1)	34.8
Asset-backed	936.0	2.1	(29.9)	908.2
Agency mortgage-backed	25.0	—	(2.8)	22.2
Total fixed income securities, trading	1,527.0	4.7	(46.0)	1,485.7
Short-term investments, trading	2.1	—	—	2.1
Catastrophe bonds, trading	1.6	—	—	1.6
Privately-held investments, trading
Commercial mortgage loans	293.2	1.0	(19.3)	274.9
Middle market loans and other private debt	85.9	—	(1.1)	84.8
Asset-backed securities	83.1	0.4	(0.6)	82.9
Global corporate securities	14.7	—	(0.3)	14.4
Short-term investments	18.0	—	—	18.0
Total privately-held investments, trading	494.9	1.4	(21.3)	475.0
Total investments, trading	$2,025.6	$6.1	$(67.3)	$1,964.4
Catastrophe Bonds. The Company has invested in catastrophe bonds with a total value of $1.0 million as at September 30, 2024 (December 31, 2023 — $1.6 million). The bonds are either zero-coupon notes or receive quarterly interest payments based on variable interest rates. The bonds are scheduled to mature at the beginning of 2025. The redemption value of the bonds will adjust based on the occurrence or aggregate occurrence of a covered event, such as windstorms and earthquakes in the United States, Canada, the North Atlantic, South America, Europe, Japan or Australia.
Privately-held Investments. The Company has invested in privately-held investments, which primarily include commercial mortgage loans of $133.7 million and middle market loans and other private debt of $64.0 million as at September 30, 2024 (December 31, 2023 — commercial mortgage loans of $274.9 million; middle market loans and other private debt of $84.8 million). Privately-held investments also includes investments in asset-backed securities, global corporate securities and other short-term investments.
Commercial Mortgage Loans. The commercial mortgage loans are related to investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, property type, and security to determine that properties are performing at a consistent and acceptable level to secure the related debt.
Middle Market Loans and Other Private Debt. The middle market loans are investments in senior secured loan positions with full covenants, focused on the middle market in the U.S., Europe and the Caribbean. The other private debt consists of debt securities issued to private investment funds. The middle market loans and other private debt portfolio is diversified by industry type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, industry and security to determine that loans are performing at a consistent and acceptable level to secure the related debt.
Asset-backed Securities. Asset-backed securities represent interests in underlying pools of diversified referenced assets that are collateralized and backed by future cash flows and these securities are performing.
Global Corporate Securities. The global corporate securities portfolio consists of debt securities with a non-U.S. debt issuer.
Investments, Equity Method. In January 2015, the Company, along with seven other insurance companies, established a micro-insurance venture consortium and micro-insurance incubator (“MVI”) domiciled in Bermuda. The MVI is a social impact organization that provides micro-insurance products to assist global emerging consumers. In March 2021, the Company committed an additional $0.8 million equity contribution to MVI over a 2 year period and paid $0.4 million in the period ending December 31, 2022.
On January 1, 2017, the Company purchased through its wholly-owned subsidiary, Aspen U.S. Holdings, Inc. (“Aspen U.S. Holdings”), a 49% share of Digital Risk Resources, LLC (“Digital Re”), a U.S.-based enterprise engaged in the business of developing, marketing and servicing turnkey information security and privacy liability insurance products for a total consideration of $2.3 million. The investment is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses.
On December 23, 2019, the Company committed $5.0 million as an equity investment in the holding company of a multi-line reinsurer. The strategy for the multi-line reinsurer is to combine a diversified reinsurance business, focused primarily on long-tailed lines of property and casualty business and, potentially to a lesser extent, life business, with a diversified investment strategy. During the period ending September 30, 2024, no capital was invested in the multi-line reinsurer (December 31, 2023 —$0.4 million).
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the nine months ended September 30, 2024 and the twelve months ended December 31, 2023:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2024	$1.0	$6.4	$0.2	$7.6
Investment in the period	—	—	—	—
Distribution received	—	—	—	—
Unrealized gain for the period	0.1	0.4	—	0.5
Closing value of investments as at September 30, 2024	$1.1	$6.8	$0.2	$8.1

Opening undistributed value of investment as at January 1, 2023	$0.8	$5.2	$0.2	$6.2
Investment in the period	—	0.4	—	0.4
Distribution received	—	—	—	—
Unrealized gain for the period	0.2	0.8	—	1.0
Closing value of investments as at December 31, 2023	$1.0	$6.4	$0.2	$7.6
Other Investments. On December 20, 2017, the Company committed to, and during 2018 invested $100.0 million as a limited partner to a real estate fund, classified as other investments. As at September 30, 2024, the fair value of the fund is $115.0 million (December 31, 2023 — $117.1 million).
During 2020, the Company committed $10.5 million as a limited partner to a related party managed lending fund. The partnership was established to provide direct lending to large corporate borrowers. On April 1, 2021, the Company committed an additional $2.8 million to the fund. As at September 30, 2024, the current fair value of the fund is $18.4 million (December 31, 2023 — $15.9 million) and the unfunded commitment is $0.7 million (December 31, 2023 — $1.1 million).
On April 1, 2021, the Company established pledge accounts with its custodian bank for the ability to obtain liquidity and funding services provided by a U.S. co-operative bank, which provides liquidity and funding to its insurance member institutions. As at September 30, 2024, the fair value of the Company’s member shares in the bank is $2.0 million (December 31, 2023 — $1.7 million).
On September 30, 2021, the Company committed $20.0 million as a limited partner to a third-party managed real estate fund. The Partnership was established to make equity and equity related investments in multifamily and other commercial real estate properties located in the United States and its territories, with the goal of generating superior risk-adjusted returns. The Partnership seeks to acquire commercial real estate assets including real estate assets (or interests therein) that may have management or operational problems and require improvements or lack sufficient capital, including mortgage loans and development or redevelopment properties. On April 1, 2022, the Company committed an additional $10.0 million to the fund. As at September 30, 2024, the fair value of the fund is $37.4 million (December 31, 2023 — $39.8 million) and the unfunded commitment is $0.9 million (December 31, 2023 — $2.2 million).
On April 1, 2022, the Company committed $30.0 million as a limited partner to a related party managed real estate fund. The Partnership was established to pursue investment opportunities to acquire, recapitalize, restructure and reposition real estate assets, portfolios and companies primarily in the United States. As at September 30, 2024, the current fair value of the fund is $20.1 million (December 31, 2023 — $23.9 million) and the unfunded commitment is $4.1 million (December 31, 2023 — $4.1 million).
On May 5, 2022, the Company committed $15.0 million as a limited partner to a third-party managed infrastructure fund. The Partnership was established to make investments in value added infrastructure investments in environmental services, transportation, communications and digital, energy/energy transition and other infrastructure sectors primarily in North America. As at September 30, 2024, the current fair value of the fund is $11.7 million (December 31, 2023 — $10.8 million) and the unfunded commitment is $1.9 million (December 31, 2023 — $4.0 million).
On August 31, 2023, the Company committed £7.0 million as a limited partner to a third-party managed debt fund. The fund will focus on three core sectors - health and social care, affordable housing, and social infrastructure. The fund will invest across the U.K., focusing on areas of poverty and deprivation. The fund provides fixed-rate loans typically backed by property assets. Borrowers will be established, socially impactful organizations, with a history of profitable revenue generation. As at September 30, 2024, the fair value of the fund is $0.1 million (December 31, 2023 — $0.1 million) and the unfunded commitment is £6.9 million (December 31, 2023— £6.9 million).
On September 30, 2023, the Company committed $55.0 million as a limited partner to a third party managed energy fund. The fund invests in energy transition and climate solutions, accelerating growth and business transformation through flexible capital, enabling leading energy companies to build enterprises at scale that can deliver clean, reliable and affordable energy to help meet global needs. As at September 30, 2024 the Company has not funded the investment and the unfunded commitment is $55.0 million (December 31, 2023 — $55.0 million).
As at September 30, 2024, the aggregate current fair value of the fund investments described above is $204.7 million (December 31, 2023 — $209.3 million).
For further information on the funds, refer to Note 13(a) in these consolidated financial statements, “Commitments and Contingent Liabilities.”
Fixed Income Securities, Short-term Investments and Privately-held Investments — Available for Sale. The scheduled maturity distribution of the Company’s available for sale securities as at September 30, 2024 and
December 31, 2023 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at September 30, 2024
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$773.6	$770.1
Due after one year through five years	2,551.5	2,539.5
Due after five years through ten years	578.3	551.4
Due after ten years	—	—
	3,903.4	3,861.0
Agency commercial mortgage-backed	5.0	4.5
Agency residential mortgage-backed	616.6	556.7
Asset-backed	224.0	225.4
Total investments, available for sale	$4,749.0	$4,647.6

	As at December 31, 2023
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$512.0	$505.8
Due after one year through five years	2,889.0	2,818.9
Due after five years through ten years	495.1	440.3
Due after ten years	15.7	15.2
	3,911.8	3,780.2
Agency commercial mortgage-backed	6.6	5.8
Agency residential mortgage-backed	519.9	445.1
Total investments, available for sale	$4,438.3	$4,231.1
Guaranteed Investments. As at September 30, 2024 and December 31, 2023, the Company held no investments which are guaranteed by mono-line insurers, excluding those with explicit government guarantees. The Company’s exposure to other third-party guaranteed debt is primarily to investments backed by non-U.S. government guaranteed issuers.
Gross Unrealized Losses, Available for Sale. The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
Fixed income securities, available for sale
U.S. government	$126.0	$(0.7)	$560.2	$(13.1)	$686.2	$(13.8)	65
U.S. agency	—	—	7.4	(0.1)	7.4	(0.1)	1
Municipal	—	—	66.2	(1.6)	66.2	(1.6)	37
Corporate	59.0	(0.3)	920.7	(58.2)	979.7	(58.5)	435
Non-U.S. government-backed corporate	4.2	—	102.9	(3.1)	107.1	(3.1)	12
Non-U.S. government	23.6	—	114.6	(2.2)	138.2	(2.2)	37
Asset-backed	18.8	(0.2)	—	—	18.8	(0.2)	12
Agency commercial mortgage-backed	—	—	4.6	(0.5)	4.6	(0.5)	1
Agency residential mortgage-backed	13.1	—	392.5	(63.5)	405.6	(63.5)	181
Total fixed income securities, available for sale	$244.7	$(1.2)	$2,169.1	$(142.3)	$2,413.8	$(143.5)	781

	As at December 31, 2023
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
Fixed income securities, available for sale
U.S. government	$105.5	$(0.5)	$673.3	$(26.2)	$778.8	$(26.7)	74
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	11.1	(1.0)	117.0	(4.0)	128.1	(5.0)	54
Corporate	46.7	(0.4)	1,287.2	(101.1)	1,333.9	(101.5)	558
Non-U.S. government-backed corporate	0.2	—	95.5	(5.9)	95.7	(5.9)	12
Non-U.S. government	32.9	(0.2)	180.1	(6.5)	213.0	(6.7)	53
Agency commercial mortgage-backed	—	—	5.8	(0.8)	5.8	(0.8)	1
Agency residential mortgage-backed	0.1	—	435.9	(74.9)	436.0	(74.9)	197
Total fixed income securities, available for sale	$196.5	$(2.1)	$2,802.0	$(219.7)	$2,998.5	$(221.8)	950
At September 30, 2024, 781 available for sale securities were in an unrealized loss position of $143.5 million, of which $0.4 million was related to securities below investment grade or not rated.
The unrealized losses of $143.5 million were predominantly due to non-credit factors and are expected to be recovered as the related securities approach maturity. The Company does not intend to sell the securities in an unrealized loss position and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.